Investments in associates and joint ventures (Tables)	12 Months Ended
Jun. 30, 2018
Investments In Associates
Schedule of investments in joint ventures

Changes in the Group’s investments in associates and joint ventures for the fiscal years ended June 30, 2018 and 2017 were as follows:

	06.30.18	06.30.17
Beginning of the year	8,155	17,128
Share-holding (decrease) / increase in associates and joint ventures	(392)	1,100
Capital contribution	185	172
Share of (loss) / profit	(583)	365
Decrease for control obtainment (Note 4)	-	(59)
Incorporation by business combination (Note 4)	-	107
Currency translation adjustment	3,426	305
Cash dividends (ii)	(349)	(272)
Sale of associates	-	1
Liquidation distribution (iii)	(72)	-
Capital reduction	(284)	(32)
Transfer to borrowings to associates (iv)	(190)	-
Hedging instruments	-	56
Defined benefit plans	-	(7)
Reclassification to held for sale	(44)	(10,709)
Issuance of capital	2	-
Decrease of interest in associate	(339)	-
Others	12,780	-
End of the year (iv)	22,295	8,155

(i) As of June 30, 2017, Ps. (108) are included in "Share of profit / (loss) of associates and joint ventures"; and, Ps. 193 are included in "Gain / (loss) from discontinued operations".

(ii) See Note 31.

(iii) Corresponds to the distribution of the income from Baicom’s liquidation.

(iv) Corresponds to a reclassification made at the time of formalizing the loan repayment terms with the associate in the Operations Center in Israel.

(v) Includes Ps. (2,452) and Ps. (72) reflecting interests in companies with negative equity as of June 30, 2018 and 2017, respectively, which are disclosed in “Provisions” (see Note 20).

Schedule of comprehensive income

Below is a detail of the investments and the values of the stake held by the Group in associates and joint ventures for the years ended as of June 30, 2018 and 2017, as well as the Group's share of the comprehensive results of these companies for the years ended on June 30, 2018, 2017 and 2016:

	% of ownership interest held			Value of Group's interest in equity		Group's interest in comprehensive income
Name of the entity	06.30.18	06.30.17	06.30.16	06.30.18	06.30.17	06.30.18	06.30.17	06.30.16
Associates
New Lipstick (1)	49.90%	49.90%	49.90%	(2,452)	(72)	(2,380)	(201)	(64)
BHSA (2)	29.91%	30.66%	30.66%	2,250	1,693	618	83	259
Condor (3)	18.90%	28.72%	25.53%	696	634	450	53	(27)
PBEL	45.40%	45.40%	45.40%	1,049	768	389	262	194
Adama (4)	N/A	N/A	40.00%	N/A	N/A	N/A	N/A	4,141
Shufersal (7)	33.56%	N/A	N/A	12,763	N/A	N/A	N/A	N/A
Other associates	N/A	N/A	N/A	2,706	1,597	1,011	(315)	489

Joint ventures
Quality (5)	50.00%	50.00%	50.00%	1,062	482	541	119	155
La Rural S.A.	50.00%	50.00%	N/A	94	113	14	15	N/A
Cresca S.A. (8)	50.00%	50.00%	0.00%	1	279	455	49	54
Mehadrin (6)	45.41%	45.41%	45.41%	2,272	1,312	961	309	433
Other joint ventures	N/A	N/A	N/A	1,854	1,349	804	296	447
Total associates and joint ventures				22,295	8,155	2,863	670	6,081

The following is additional information about the Group's investments in associates and joint ventures:

				Last financial statement issued
Name of the entity	Place of business / Country of incorporation	Main activity	Common shares 1 vote	Share capital (nominal value)	Income / (loss) for the year	Shareholders' equity
Associates
New Lipstick (1)	United States	Real estate	N/A	N/A	(*) (11)	(*) (178)
BHSA (2)	Argentina	Financing	448,689,072	(***) 1.500	(***) 2.238	(***) 8.719
Condor (3)	United States	Hotel	2,198,225	N/A	(*) 1	(*) 109
Adama (4)	Israel	Agrochemical	N/A	N/A	N/A	N/A
Shufersal (7)	India	Retail	450	(**) 1	(**) (76)	(**) (465)
PBEL	Israel	Real estate	79,282,087	N/A	N/A	N/A

Joint ventures
Quality (5)	Argentina	Real estate	120,827,022	242	1,079	2,113
La Rural S.A.	Argentina	Organization of events	714,498	1	78	157
Mehadrin (6)	Israel	Real estate	1,509,889	(**) 3	(**) 57	(**) 595

N/A: Not applicable.

(1) New Lipstick's equity comprises a rental office building in New York City known as the “Lipstick Building” with related debt. Metropolitan, a subsidiary of New Lipstick, has renegotiated its non-recourse debt with IRSA, which amounted to US$ 113.1, and obtained a debt reduction of US$ 20 by the lending bank, an extension to April 30, 2020 and an interest rate reduction from LIBOR + 4 b.p. to 2 b.p. upon payment of US$ 40 in cash (US$ 20 in September 2017 and US$ 20 in October 2017), of which IRSA has contributed with US$ 20. Following the renegotiation, Metropolitan’s debt amounts to US$ 53.1. Additionally, Metropolitan has agreed to exercise on or before February 1, 2019 the purchase option on part of the land where the property is built and, to deposit the sum of money corresponding to 1% of the purchase price. Furthermore, Metropolitan has agreed to cause IRSA and other shareholders to furnish the bank, on or before February 1, 2020, with a payment guarantee with acceptable financial ratios for the Bank for the outstanding balance of the purchase price, or a letter of credit in relation to the loan balance then outstanding.

(2) BHSA is a full-service commercial bank offering a wide variety of banking activities and related financial services to individuals, small- and medium-sized companies and large corporations. Share market value is Ps. 6.65 per share. The effect of Treasury shares was considered.

(3) Condor is a hotel-focused real estate investment trust (REIT). Share market value as of June 30, 2018 is Ps. 10.70 per share.

(4) Adama is specialized in the chemical industry, mainly, in the agrochemical industry. See Note 4.(n).

(5) Quality is engaged in the operation of the San Martín premises (formerly owned by Nobleza Piccardo S.A.I.C. y F.).

(6) Mehadrin is a company engaged in the production and exports of citrus, fruits and vegetables. The Group has a joint venture agreement in relation to this company. Share market value as of June 30, 2018 is NIS 18.78 per share.

(7) Share market value as of June 30, 2018 is NIS 2.24 per share.

(8) Cresca is a joint venture between the Company and Carlos Casado S.A. with agricultural operations in Paraguay.

(*) Amounts presented in millions of US dollars under USGAAP. Condor’s year-end falls on December 31, so the Group estimates their interest will a three-month lag including any material adjustments, if any.

(**) Amounts in millions of NIS.

(***) Amounts as of June 30, 2018, prepared in accordance with BCRA’ regulations. For the purpose of the valuation of the investment in the Company, the adjustments necessary to adequate the Financial Statements to IFRS have been considered

Schedule of significant joint ventures

Set out below is summarized financial information of the associates and joint ventures considered material to the Group:

	Current assets	Non-current assets	Current liabilities	Non-current liabilities	Net assets	% of ownership interest held	Interest in associates / joint ventures	Goodwill and others	Book value
	June 30, 2018
Associates
BHSA	56,150	24,837	44,697	28,560	7,730 (iv)	29.91% (iii)	2,312	(62)	2,25
PBEL	1,965	418	584	5,468	(3,669)	45.00%	(1,651)	2,700	1,049
Shufersal	21,982	38,606	24,072	22,100	14,416	33.56%	4,838	7,925	12,763

Joint ventures
Quality Invest (ii)	5	2,820	64	648	2,113	50.00%	1,057	5	1,062
Mehadrin	6,367	5,665	4,860	2,478	4,694	45.41%	2,132	140	2,272

	June 30, 2017
Associates
BHSA	36,762	18,228	33,675	15,548	5,767	30.66%	1,768	(75)	1,693
PBEL	1,469	272	181	4,302	(2,742)	45.40%	(1,245)	2,013	768
Shufersal	12,764	23,482	16,556	12,983	6,707	39.33%	2,638	1,202	3,84

Joint ventures
Quality Invest (ii)	18	1,486	82	466	956	50.00%	478	4	482
Mehadrin	3,439	3,520	2,900	1,502	2,557	45.41%	1,161	1,462	1,312

	Revenues	Net income / (loss)	Total comprehensive income / (loss)	Dividend distribution	Cash of operating activities	Cash of investment activities	Cash of financial activities	Changes in cash and cash equivalents
	Year ended June 30, 2018 (i)
Associates
BHSA	11,144	2,238	2,238	200	6,912	1,304	(2,832)	6,180
PBEL	5	(355)	(352)	-	(49)	255	(222)	(16)
Shufersal	60,486	1,187	(76)	455	3,796	(4,877)	2,937	1,856

Joint ventures
Quality Invest (ii)	13	1,079	1,079	-	(80)	-	80	-
Mehadrin	7,249	343	348	-	395	26	(71)	350

	Year ended June 30, 2017 (i)
Associates
BHSA	6,821	625	625	-	(6,439)	475	2,124	(3,840)
PBEL	300	(292)	(186)	-	202	(37	(160)	5
Shufersal	47,192	1	(7)	(265)	2,883	(1,59	(1,798)	(505)

Joint ventures
Quality Invest (ii)	26	237	237	-	(11)	-	11	-
Mehadrin	5,403	180	172	-	476	-76	(53)	347

	Year ended June 30, 2016 (i)
Associates
BHSA	6,821	837	837	-	(9,462)	2,606	4,1	(2,756)
PBEL	-	(97)	(90)	-	145	(58	(90)	(3)

Joint ventures
Quality Invest (ii)	4	(15)	(15)	-	(10)	-	10	-
Mehadrin	2,636	219	219	-	309	-13	206	502